Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MassMutual Premier Funds
Entity Central Index Key	0000927972
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class Name	Class I
Trading Symbol	MSTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$23	0.46%
[1]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 126,900,000
Holdings Count | $ / shares	252
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class R5
Shareholder Report [Line Items]
Fund Name	MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class Name	Class R5
Trading Symbol	MSTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$28	0.56%
[2]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 126,900,000
Holdings Count | $ / shares	252
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class Name	Service Class
Trading Symbol	MSBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$33	0.66%
[3]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 126,900,000
Holdings Count | $ / shares	252
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class Name	Administrative Class
Trading Symbol	MSTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$38	0.76%
[4]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 126,900,000
Holdings Count | $ / shares	252
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class R4
Shareholder Report [Line Items]
Fund Name	MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class Name	Class R4
Trading Symbol	MPSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$46	0.91%
[5]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 126,900,000
Holdings Count | $ / shares	252
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class A
Shareholder Report [Line Items]
Fund Name	MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class Name	Class A
Trading Symbol	MSHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$48	0.96%
[6]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 126,900,000
Holdings Count | $ / shares	252
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class R3
Shareholder Report [Line Items]
Fund Name	MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class Name	Class R3
Trading Symbol	MSDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$58	1.16%
[7]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 126,900,000
Holdings Count | $ / shares	252
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class Y
Shareholder Report [Line Items]
Fund Name	MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class Name	Class Y
Trading Symbol	BXDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$26	0.51%
[8]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 126,900,000
Holdings Count | $ / shares	252
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class L
Shareholder Report [Line Items]
Fund Name	MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class Name	Class L
Trading Symbol	BXDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class L	$38	0.76%
[9]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 126,900,000
Holdings Count | $ / shares	252
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class C
Shareholder Report [Line Items]
Fund Name	MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund)
Class Name	Class C
Trading Symbol	BXDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$51	1.01%
[10]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 126,900,000
Holdings Count | $ / shares	252
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	252
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.8%
Non-U.S. Government Agency Obligations	30.1%
Commercial Paper	16.4%
Repurchase Agreement	1.8%
Investment of Cash Collateral from Securities Loaned	0.7%
Sovereign Debt Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class I
Shareholder Report [Line Items]
Fund Name	MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Class Name	Class I
Trading Symbol	MIPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$24	0.49%
[11]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 204,200,000
Holdings Count | $ / shares	201
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

Class R5
Shareholder Report [Line Items]
Fund Name	MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Class Name	Class R5
Trading Symbol	MIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$29	0.59%
[12]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 204,200,000
Holdings Count | $ / shares	201
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Class Name	Service Class
Trading Symbol	MIPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$34	0.69%
[13]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 204,200,000
Holdings Count | $ / shares	201
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Class Name	Administrative Class
Trading Symbol	MIPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$39	0.79%
[14]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 204,200,000
Holdings Count | $ / shares	201
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

Class R4
Shareholder Report [Line Items]
Fund Name	MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Class Name	Class R4
Trading Symbol	MIPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$47	0.94%
[15]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Net Assets	$ 204,200,000
Holdings Count | $ / shares	201
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

Class A
Shareholder Report [Line Items]
Fund Name	MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Class Name	Class A
Trading Symbol	MPSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$49	0.99%
[16]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 204,200,000
Holdings Count | $ / shares	201
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

Class R3
Shareholder Report [Line Items]
Fund Name	MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Class Name	Class R3
Trading Symbol	MIPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$59	1.19%
[17]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
Net Assets	$ 204,200,000
Holdings Count | $ / shares	201
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

Class Y
Shareholder Report [Line Items]
Fund Name	MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund)
Class Name	Class Y
Trading Symbol	MMODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$29	0.59%
[18]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 204,200,000
Holdings Count | $ / shares	201
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$204.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	201
Portfolio Turnover Rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	53.2%
U.S. Treasury Obligations	22.4%
Commercial Paper	16.0%
Corporate Debt	4.7%
U.S. Government Agency Obligations and Instrumentalities	1.5%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.8%
Investment of Cash Collateral from Securities Loaned	0.3%

Class I
Shareholder Report [Line Items]
Fund Name	MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class Name	Class I
Trading Symbol	MCZZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$14	0.33%
[19]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.33%
Net Assets	$ 846,500,000
Holdings Count | $ / shares	399
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

Class R5
Shareholder Report [Line Items]
Fund Name	MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class Name	Class R5
Trading Symbol	MCBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$19	0.43%
[20]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.43%
Net Assets	$ 846,500,000
Holdings Count | $ / shares	399
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class Name	Service Class
Trading Symbol	MCBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$23	0.53%
[21]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.53%
Net Assets	$ 846,500,000
Holdings Count | $ / shares	399
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class Name	Administrative Class
Trading Symbol	MCBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$32	0.63%
[22]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 846,500,000
Holdings Count | $ / shares	399
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

Class R4
Shareholder Report [Line Items]
Fund Name	MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class Name	Class R4
Trading Symbol	MCZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$34	0.78%
[23]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.78%
Net Assets	$ 846,500,000
Holdings Count | $ / shares	399
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

Class A
Shareholder Report [Line Items]
Fund Name	MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class Name	Class A
Trading Symbol	MMCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$36	0.83%
[24]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.83%
Net Assets	$ 846,500,000
Holdings Count | $ / shares	399
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

Class R3
Shareholder Report [Line Items]
Fund Name	MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class Name	Class R3
Trading Symbol	MCBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$44	1.03%
[25]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	1.03%
Net Assets	$ 846,500,000
Holdings Count | $ / shares	399
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

Class Y
Shareholder Report [Line Items]
Fund Name	MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class Name	Class Y
Trading Symbol	MMNWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$19	0.43%
[26]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.43%
Net Assets	$ 846,500,000
Holdings Count | $ / shares	399
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

Class M1
Shareholder Report [Line Items]
Fund Name	MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class Name	Class M1
Trading Symbol	MMCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of February 2, 2026 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*,[1]
Class M1	$3	0.19%
[27],[28]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.19%	[28]
Net Assets	$ 846,500,000
Holdings Count | $ / shares	399
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

Class M2
Shareholder Report [Line Items]
Fund Name	MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund)
Class Name	Class M2
Trading Symbol	MMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Core Bond Fund (the “Fund”) for the period of February 2, 2026 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*,[1]
Class M2	$2	0.10%
[29],[30]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.10%	[30]
Net Assets	$ 846,500,000
Holdings Count | $ / shares	399
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$846.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	399
Portfolio Turnover Rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
Non-U.S. Government Agency Obligations	24.3%
U.S. Government Agency Obligations and Instrumentalities	22.0%
U.S. Treasury Obligations	9.8%
Commercial Paper	3.8%
Investment of Cash Collateral from Securities Loaned	1.2%
Sovereign Debt Obligations	0.5%
Repurchase Agreement	0.1%

Class I
Shareholder Report [Line Items]
Fund Name	MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Class Name	Class I
Trading Symbol	MDBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$30	0.59%
[31]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 69,000,000.0
Holdings Count | $ / shares	339
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

Class R5
Shareholder Report [Line Items]
Fund Name	MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Class Name	Class R5
Trading Symbol	MDBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$35	0.69%
[32]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 69,000,000.0
Holdings Count | $ / shares	339
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Class Name	Service Class
Trading Symbol	MDBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$40	0.79%
[33]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 69,000,000.0
Holdings Count | $ / shares	339
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Class Name	Administrative Class
Trading Symbol	MDBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$45	0.89%
[34]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 69,000,000.0
Holdings Count | $ / shares	339
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

Class R4
Shareholder Report [Line Items]
Fund Name	MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Class Name	Class R4
Trading Symbol	MDBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$52	1.04%
[35]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Net Assets	$ 69,000,000.0
Holdings Count | $ / shares	339
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

Class A
Shareholder Report [Line Items]
Fund Name	MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Class Name	Class A
Trading Symbol	MDVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$55	1.09%
[36]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Net Assets	$ 69,000,000.0
Holdings Count | $ / shares	339
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

Class R3
Shareholder Report [Line Items]
Fund Name	MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Class Name	Class R3
Trading Symbol	MDBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$65	1.29%
[37]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
Net Assets	$ 69,000,000.0
Holdings Count | $ / shares	339
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

Class Y
Shareholder Report [Line Items]
Fund Name	MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund)
Class Name	Class Y
Trading Symbol	MMOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Diversified Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$35	0.69%
[38]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 69,000,000.0
Holdings Count | $ / shares	339
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$69.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	339
Portfolio Turnover Rate	107%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	56.5%
Non-U.S. Government Agency Obligations	27.0%
U.S. Government Agency Obligations and Instrumentalities	6.4%
Sovereign Debt Obligations	4.9%
U.S. Treasury Obligations	2.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	0.6%
Preferred Stock	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	71.6%
Cayman Islands	8.4%
United Kingdom	4.1%
Bermuda	1.8%
Canada	1.4%
Ireland	1.2%
Panama	0.9%
Switzerland	0.7%
Finland	0.7%
Mexico	0.6%

Class I
Shareholder Report [Line Items]
Fund Name	MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class Name	Class I
Trading Symbol	MPHZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$27	0.54%
[39]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 509,100,000
Holdings Count | $ / shares	298
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

Class R5
Shareholder Report [Line Items]
Fund Name	MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class Name	Class R5
Trading Symbol	MPHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$32	0.64%
[40]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 509,100,000
Holdings Count | $ / shares	298
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class Name	Service Class
Trading Symbol	DLHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$37	0.74%
[41]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 509,100,000
Holdings Count | $ / shares	298
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class Name	Administrative Class
Trading Symbol	MPHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$42	0.84%
[42]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 509,100,000
Holdings Count | $ / shares	298
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

Class R4
Shareholder Report [Line Items]
Fund Name	MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class Name	Class R4
Trading Symbol	MPHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$50	0.99%
[43]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 509,100,000
Holdings Count | $ / shares	298
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

Class A
Shareholder Report [Line Items]
Fund Name	MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class Name	Class A
Trading Symbol	MPHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$52	1.04%
[44]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Net Assets	$ 509,100,000
Holdings Count | $ / shares	298
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

Class R3
Shareholder Report [Line Items]
Fund Name	MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class Name	Class R3
Trading Symbol	MPHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$62	1.24%
[45]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 509,100,000
Holdings Count | $ / shares	298
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

Class Y
Shareholder Report [Line Items]
Fund Name	MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class Name	Class Y
Trading Symbol	BXHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$30	0.59%
[46]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 509,100,000
Holdings Count | $ / shares	298
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

Class C
Shareholder Report [Line Items]
Fund Name	MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class Name	Class C
Trading Symbol	BXHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$77	1.54%
[47]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
Net Assets	$ 509,100,000
Holdings Count | $ / shares	298
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

Class M1
Shareholder Report [Line Items]
Fund Name	MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class Name	Class M1
Trading Symbol	MPHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of February 2, 2026 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*,[1]
Class M1	$5	0.34%
[48],[49]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.34%	[49]
Net Assets	$ 509,100,000
Holdings Count | $ / shares	298
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

Class M2
Shareholder Report [Line Items]
Fund Name	MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund)
Class Name	Class M2
Trading Symbol	MPHUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings High Yield Fund (the “Fund”) for the period of February 2, 2026 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*,[1]
Class M2	$2	0.13%
[50],[51]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.13%	[51]
Net Assets	$ 509,100,000
Holdings Count | $ / shares	298
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$509.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	298
Portfolio Turnover Rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	83.7%
Investment of Cash Collateral from Securities Loaned	5.9%
Repurchase Agreement	5.9%
Bank Loans	4.5%
Preferred Stock	0.0%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class I
Trading Symbol	MSOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$32	0.63%
[52]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 511,400,000
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class R5
Trading Symbol	MSCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$37	0.73%
[53]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 511,400,000
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Service Class
Trading Symbol	MSVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$42	0.83%
[54]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 511,400,000
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Administrative Class
Trading Symbol	MSCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$47	0.93%
[55]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 511,400,000
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class R4
Trading Symbol	MOORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$54	1.08%
[56]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 511,400,000
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class A
Trading Symbol	DLBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$57	1.13%
[57]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 511,400,000
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class R3
Trading Symbol	MCCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$67	1.33%
[58]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%
Net Assets	$ 511,400,000
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class Y
Trading Symbol	MMOGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$37	0.73%
[59]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 511,400,000
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$511.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Enpro, Inc.	2.1%
American Healthcare REIT, Inc.	1.8%
BrightSpring Health Services, Inc.	1.8%
Helmerich & Payne, Inc.	1.8%
Kodiak Gas Services, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Northern Oil & Gas, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Outfront Media, Inc.	1.6%
Essential Properties Realty Trust, Inc.	1.6%

Sectors (% of Total Investments)
Financials	18.6%
Industrials	18.0%
Information Technology	15.4%
Health Care	12.9%
Consumer Discretionary	12.7%
Real Estate	6.7%
Energy	6.0%
Materials	4.1%
Utilities	1.9%
Consumer Staples	1.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class I
Trading Symbol	MGFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$47	0.97%
[60]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Net Assets	$ 126,300,000
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	5.1%
Lam Research Corp.	5.0%
Broadcom, Inc.	3.8%
S&P Global, Inc.	3.7%
Analog Devices, Inc.	3.4%
Visa, Inc. Class A	3.3%
Eli Lilly & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	39.9%
Communication Services	18.3%
Health Care	12.5%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	4.4%
Real Estate	2.1%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	69.2%
Taiwan	6.4%
France	4.4%
India	3.3%
Canada	2.3%
Switzerland	2.3%
Netherlands	2.2%
Japan	2.2%
Germany	2.0%
China	1.8%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class R5
Trading Symbol	MGFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$52	1.07%
[61]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.07%
Net Assets	$ 126,300,000
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	5.1%
Lam Research Corp.	5.0%
Broadcom, Inc.	3.8%
S&P Global, Inc.	3.7%
Analog Devices, Inc.	3.4%
Visa, Inc. Class A	3.3%
Eli Lilly & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	39.9%
Communication Services	18.3%
Health Care	12.5%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	4.4%
Real Estate	2.1%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	69.2%
Taiwan	6.4%
France	4.4%
India	3.3%
Canada	2.3%
Switzerland	2.3%
Netherlands	2.2%
Japan	2.2%
Germany	2.0%
China	1.8%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Service Class
Trading Symbol	MGFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$56	1.17%
[62]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.17%
Net Assets	$ 126,300,000
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	5.1%
Lam Research Corp.	5.0%
Broadcom, Inc.	3.8%
S&P Global, Inc.	3.7%
Analog Devices, Inc.	3.4%
Visa, Inc. Class A	3.3%
Eli Lilly & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	39.9%
Communication Services	18.3%
Health Care	12.5%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	4.4%
Real Estate	2.1%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	69.2%
Taiwan	6.4%
France	4.4%
India	3.3%
Canada	2.3%
Switzerland	2.3%
Netherlands	2.2%
Japan	2.2%
Germany	2.0%
China	1.8%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Administrative Class
Trading Symbol	MGFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Class	$61	1.27%
[63]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.27%
Net Assets	$ 126,300,000
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	5.1%
Lam Research Corp.	5.0%
Broadcom, Inc.	3.8%
S&P Global, Inc.	3.7%
Analog Devices, Inc.	3.4%
Visa, Inc. Class A	3.3%
Eli Lilly & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	39.9%
Communication Services	18.3%
Health Care	12.5%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	4.4%
Real Estate	2.1%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	69.2%
Taiwan	6.4%
France	4.4%
India	3.3%
Canada	2.3%
Switzerland	2.3%
Netherlands	2.2%
Japan	2.2%
Germany	2.0%
China	1.8%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class R4
Trading Symbol	MGFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4	$69	1.42%
[64]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.42%
Net Assets	$ 126,300,000
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	5.1%
Lam Research Corp.	5.0%
Broadcom, Inc.	3.8%
S&P Global, Inc.	3.7%
Analog Devices, Inc.	3.4%
Visa, Inc. Class A	3.3%
Eli Lilly & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	39.9%
Communication Services	18.3%
Health Care	12.5%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	4.4%
Real Estate	2.1%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	69.2%
Taiwan	6.4%
France	4.4%
India	3.3%
Canada	2.3%
Switzerland	2.3%
Netherlands	2.2%
Japan	2.2%
Germany	2.0%
China	1.8%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class A
Trading Symbol	MGFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$71	1.47%
[65]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.47%
Net Assets	$ 126,300,000
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	5.1%
Lam Research Corp.	5.0%
Broadcom, Inc.	3.8%
S&P Global, Inc.	3.7%
Analog Devices, Inc.	3.4%
Visa, Inc. Class A	3.3%
Eli Lilly & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	39.9%
Communication Services	18.3%
Health Care	12.5%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	4.4%
Real Estate	2.1%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	69.2%
Taiwan	6.4%
France	4.4%
India	3.3%
Canada	2.3%
Switzerland	2.3%
Netherlands	2.2%
Japan	2.2%
Germany	2.0%
China	1.8%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class R3
Trading Symbol	MGFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3	$80	1.67%
[66]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.67%
Net Assets	$ 126,300,000
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$126.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	5.1%
Lam Research Corp.	5.0%
Broadcom, Inc.	3.8%
S&P Global, Inc.	3.7%
Analog Devices, Inc.	3.4%
Visa, Inc. Class A	3.3%
Eli Lilly & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	39.9%
Communication Services	18.3%
Health Care	12.5%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	4.4%
Real Estate	2.1%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	69.2%
Taiwan	6.4%
France	4.4%
India	3.3%
Canada	2.3%
Switzerland	2.3%
Netherlands	2.2%
Japan	2.2%
Germany	2.0%
China	1.8%

[1]
*	Annualized

[2]
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[28]
1	Expenses shown are for the period from the commencement of the class’s investment operations, February 2, 2026, to March 31, 2026. Expenses for a full reporting period would have been higher.

[29]
*	Annualized

[30]
1	Expenses shown are for the period from the commencement of the class’s investment operations, February 2, 2026, to March 31, 2026. Expenses for a full reporting period would have been higher.

[31]
*	Annualized

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[49]
1	Expenses shown are for the period from the commencement of the class’s investment operations, February 2, 2026, to March 31, 2026. Expenses for a full reporting period would have been higher.

[50]
*	Annualized

[51]
1	Expenses shown are for the period from the commencement of the class’s investment operations, February 2, 2026, to March 31, 2026. Expenses for a full reporting period would have been higher.

[52]
*	Annualized

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[63]
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[64]
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[65]
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[66]
*	Annualized